RIGHT-OF-USE ASSETS AND LEASE LIABILITIES - LAND USE RIGHT CERTIFICATES ANALYSIS (Details) - CNY (¥)	Dec. 31, 2019	Dec. 31, 2018
RIGHT-OF-USE ASSETS AND LEASE LIABILITIES [abstract]
Aggregate carrying value of land use right certificates	¥ 56,881,000
Aggregate carrying value of land use right certificates not obtained	¥ 1,201,115,000	¥ 1,227,820,000